UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2014

MFS® INTERMARKET INCOME TRUST I

CMK-SEM

MFS® INTERMARKET INCOME TRUST I

New York Stock Exchange Symbol: CMK

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, U.S. economic output contracted this winter, as severe weather curtailed activity. More recently, various indicators show that the

U.S. economy could be regaining traction.

Although Europe emerged from its recession almost a year ago, its pace of growth has been slow, and high unemployment persists, along with the risk of deflation. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles, including the recent sales tax increase. Emerging markets have been more turbulent.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally.

For equity investors, paying attention to company fundamentals has become more important. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidiscipline, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

July 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at market value

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
High Grade Corporates	54.0%
High Yield Corporates	36.9%
Non-U.S. Government Bonds	10.6%
Emerging Markets Bonds	5.4%
Commercial Mortgage-Backed Securities	1.6%
Floating Rate Loans	1.1%
Mortgage-Backed Securities	0.8%
Asset-Backed Securities	0.5%
Municipal Bonds	0.4%
Collateralized Debt Obligations	0.2%
U.S. Government Agencies (o)	0.0%
U.S. Treasury Securities	(15.0)%

Composition including fixed income credit quality (a)(i)
AAA	3.6%
AA	4.4%
A	20.9%
BBB	41.2%
BB	17.5%
B	18.0%
CCC	5.0%
Federal Agencies	0.8%
Not Rated	(14.9)%
Non-Fixed Income	0.2%
Cash & Other	3.3%

Portfolio facts (i)
Average Duration (d)	4.6
Average Effective Maturity (m)	6.8 yrs.

Portfolio Composition – continued

Issuer country weightings (i)(x)
United States	61.4%
United Kingdom	5.0%
Canada	4.1%
Netherlands	3.2%
France	3.2%
Italy	2.9%
Australia	2.3%
Japan	2.0%
Luxembourg	1.4%
Other Countries	14.5%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

From time to time Cash & Other may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Portfolio Composition – continued

High Grade Corporates are corporate securities that are rated BBB or higher.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
James Calmas	Lead and Investment Grade Debt Instruments Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 1988.

William Adams	Lower Quality Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

David Cole	Lower Quality Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Matthew Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 109.0%
Issuer	Shares/Par	Value ($)

Aerospace - 1.1%
Alliant Techsystems, Inc., 5.25%, 10/01/21 (n)	$30,000	$31,275
Bombardier, Inc., 7.5%, 3/15/18 (n)	95,000	107,588
Bombardier, Inc., 7.75%, 3/15/20 (n)	75,000	84,750
Bombardier, Inc., 6.125%, 1/15/23 (n)	135,000	138,038
CPI International, Inc., 8.75%, 2/15/18	130,000	135,156
Gencorp, Inc., 7.125%, 3/15/21	115,000	125,063
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	240,000	262,200
Kratos Defense & Security Solutions, Inc., 10%, 6/01/17	195,000	205,481
TransDigm, Inc., 6%, 7/15/22 (z)	10,000	10,075
TransDigm, Inc., 6.5%, 7/15/24 (z)	50,000	50,750

		$1,150,376
Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	$120,000	$130,050
PVH Corp., 4.5%, 12/15/22	65,000	64,025

		$194,075
Asset-Backed & Securitized - 2.3%
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	$5,117	$5,260
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	260,000	283,957
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.857%, 9/15/39	194,736	215,105
CWCapital Cobalt Ltd., “A4”, FRN, 5.772%, 5/15/46	195,871	217,128
Equity One ABS, Inc., FRN, 4.205%, 4/25/34	70,291	71,055
GMAC Mortgage Corp. Loan Trust, FRN, 5.865%, 9/25/34	120,910	124,087
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	300,000	300,330
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.803%, 6/15/49	396,688	421,135
Morgan Stanley Capital I Trust, “AM”, FRN, 5.685%, 4/15/49	400,000	426,753
Race Point CLO Ltd., “A1A”, FRN, 0.425%, 8/01/21 (n)	237,775	235,585

		$2,300,395
Automotive - 2.3%
Accuride Corp., 9.5%, 8/01/18	$165,000	$174,281
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	295,000	316,388
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	521,000	526,226
Delphi Corp., 5%, 2/15/23	48,000	51,300
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	160,000	174,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Goodyear Tire & Rubber Co., 7%, 5/15/22	$40,000	$44,600
Hyundai Capital America, 1.875%, 8/09/16 (n)	230,000	233,739
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	150,000	169,313
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)	150,000	157,500
Lear Corp., 8.125%, 3/15/20	45,000	48,938
Lear Corp., 4.75%, 1/15/23	50,000	49,875
TRW Automotive, Inc., 4.45%, 12/01/23 (n)	313,000	325,520

		$2,272,080
Biotechnology - 0.5%
Life Technologies Corp., 6%, 3/01/20	$400,000	$469,584

Broadcasting - 3.0%
AMC Networks, Inc., 7.75%, 7/15/21	$139,000	$155,333
CBS Corp., 5.75%, 4/15/20	110,000	128,031
Clear Channel Communications, Inc., 9%, 3/01/21	88,000	93,940
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 3/15/20	5,000	5,350
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	25,000	26,594
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/20	30,000	32,250
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	90,000	96,300
IAC/InterActive Corp., 4.875%, 11/30/18	20,000	20,950
IAC/InterActive Corp., 4.75%, 12/15/22	80,000	78,600
Inmarsat Finance PLC, 7.375%, 12/01/17 (n)	130,000	135,317
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22 (n)	21,000	21,893
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	110,000	114,675
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23 (n)	104,000	103,480
Intelsat Luxembourg S.A., 8.125%, 6/01/23	200,000	215,000
Liberty Media Corp., 8.5%, 7/15/29	105,000	117,338
Liberty Media Corp., 8.25%, 2/01/30	35,000	38,675
Netflix, Inc., 5.375%, 2/01/21	75,000	78,188
News America, Inc., 8.5%, 2/23/25	233,000	311,375
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	110,000	117,425
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	160,000	161,248
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	30,000	29,550
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	10,000	10,600
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)	65,000	61,913
SIRIUS XM Radio, Inc., 6%, 7/15/24 (z)	65,000	66,788
Univision Communications, Inc., 6.875%, 5/15/19 (n)	125,000	133,750
Univision Communications, Inc., 7.875%, 11/01/20 (n)	170,000	187,213
Univision Communications, Inc., 8.5%, 5/15/21 (n)	45,000	49,388
WPP Finance, 8%, 9/15/14	400,000	408,276

		$2,999,440

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brokerage & Asset Managers - 1.3%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$295,000	$305,494
Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (n)	301,000	331,188
E*TRADE Financial Corp., 6.375%, 11/15/19	225,000	244,406
TD Ameritrade Holding Corp., 5.6%, 12/01/19	350,000	409,123

		$1,290,211
Building - 1.8%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (n)	$115,000	$121,613
Building Materials Holding Corp., 6.875%, 8/15/18 (n)	15,000	15,609
Building Materials Holding Corp., 7%, 2/15/20 (n)	200,000	213,000
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	70,000	75,600
CEMEX Espana S.A., 9.25%, 5/12/20 (n)	165,000	180,675
CRH PLC, 8.125%, 7/15/18	210,000	258,794
Gibraltar Industries, Inc., 6.25%, 2/01/21	75,000	78,938
HD Supply, Inc., 8.125%, 4/15/19	70,000	77,175
HD Supply, Inc., 7.5%, 7/15/20	150,000	162,750
Headwaters, Inc., 7.25%, 1/15/19 (n)	45,000	47,700
Headwaters, Inc., 7.625%, 4/01/19	30,000	32,250
Nortek, Inc., 8.5%, 4/15/21	135,000	148,838
Owens Corning, Inc., 4.2%, 12/15/22	166,000	170,005
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	109,000	116,358
USG Corp., 6.3%, 11/15/16	67,000	72,360
USG Corp., 7.875%, 3/30/20 (n)	45,000	49,950
USG Corp., 5.875%, 11/01/21 (n)	25,000	26,500

		$1,848,115
Business Services - 0.7%
Equinix, Inc., 4.875%, 4/01/20	$100,000	$102,750
Equinix, Inc., 5.375%, 4/01/23	55,000	56,100
Fidelity National Information Services, Inc., 5%, 3/15/22	90,000	94,730
First Data Corp., 10.625%, 6/15/21	45,000	51,581
Iron Mountain, Inc., 8.375%, 8/15/21	72,000	75,780
Lender Processing Services, Inc., 5.75%, 4/15/23	40,000	43,050
NeuStar, Inc., 4.5%, 1/15/23	95,000	85,500
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)	209,000	216,592

		$726,083
Cable TV - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	$210,000	$228,900
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	40,000	43,800
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	155,000	165,463
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	105,000	108,019
Cequel Communications Holdings, 6.375%, 9/15/20 (n)	120,000	127,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Cox Communications, Inc., 3.25%, 12/15/22 (n)		$413,000	$406,121
DISH DBS Corp., 7.875%, 9/01/19		40,000	47,600
DISH DBS Corp., 6.75%, 6/01/21		55,000	62,219
DISH DBS Corp., 5%, 3/15/23		130,000	132,275
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)		247,000	246,050
Numericable Group S.A., 6%, 5/15/22 (n)		200,000	207,500
Time Warner Cable, Inc., 8.25%, 4/01/19		110,000	140,086
Time Warner Cable, Inc., 4%, 9/01/21		170,000	182,737
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		150,000	159,375
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	100,000	149,265

			$2,406,610
Chemicals - 1.8%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$128,000	$141,280
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		50,000	50,313
Dow Chemical Co., 8.55%, 5/15/19		540,000	696,451
Hexion U.S. Finance Corp., 6.625%, 4/15/20		60,000	63,150
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		105,000	109,463
Huntsman International LLC, 8.625%, 3/15/21		165,000	183,975
INEOS Finance PLC, 8.375%, 2/15/19 (n)		200,000	219,500
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)		140,000	152,375
Tronox Finance LLC, 6.375%, 8/15/20		145,000	150,438

			$1,766,945
Computer Software - 0.5%
Oracle Corp., 5.375%, 7/15/40		$244,000	$285,205
Syniverse Holdings, Inc., 9.125%, 1/15/19		120,000	129,600
VeriSign, Inc., 4.625%, 5/01/23		120,000	117,300

			$532,105
Computer Software - Systems - 0.4%
Audatex North America, Inc., 6%, 6/15/21 (n)		$90,000	$95,850
Audatex North America, Inc., 6.125%, 11/01/23 (n)		20,000	21,425
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19		125,000	136,094
Seagate HDD Cayman, 3.75%, 11/15/18 (n)		165,000	169,950

			$423,319
Conglomerates - 0.9%
Amsted Industries Co., 5%, 3/15/22 (n)		$115,000	$115,288
BC Mountain LLC, 7%, 2/01/21 (n)		95,000	89,063
Dynacast International LLC, 9.25%, 7/15/19		70,000	77,350
Entegris, Inc., 6%, 4/01/22 (n)		115,000	115,575
Renaissance Acquisition, 6.875%, 8/15/21 (n)		155,000	161,588

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - continued
Rexel S.A., 6.125%, 12/15/19 (n)	$200,000	$214,000
Silver II Borrower, 7.75%, 12/15/20 (n)	150,000	161,625

		$934,489
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$75,000	$78,000

Consumer Products - 1.0%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$115,000	$121,469
Mattel, Inc., 5.45%, 11/01/41	200,000	217,825
Newell Rubbermaid, Inc., 4.7%, 8/15/20	94,000	102,100
Prestige Brands, Inc., 8.125%, 2/01/20	40,000	44,600
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	110,000	112,613
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	346,000	353,891
Spectrum Brands, Inc., 6.375%, 11/15/20	90,000	97,538

		$1,050,036
Consumer Services - 0.9%
ADT Corp., 6.25%, 10/15/21	$115,000	$121,038
ADT Corp., 4.125%, 6/15/23	45,000	42,075
Experian Finance PLC, 2.375%, 6/15/17 (n)	297,000	303,182
Garda World Security Corp., 7.25%, 11/15/21 (z)	30,000	31,538
Garda World Security Corp., 7.25%, 11/15/21 (z)	80,000	84,100
Monitronics International, Inc., 9.125%, 4/01/20	120,000	127,800
Service Corp. International, 7%, 6/15/17	195,000	219,141

		$928,874
Containers - 1.2%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$200,000	$220,500
Ball Corp., 5%, 3/15/22	52,000	53,690
Ball Corp., 4%, 11/15/23	25,000	23,625
Berry Plastics Group, Inc., 9.75%, 1/15/21	50,000	57,625
Berry Plastics Group, Inc., 5.5%, 5/15/22	95,000	95,238
Crown American LLC, 4.5%, 1/15/23	190,000	184,775
Reynolds Group, 7.125%, 4/15/19	200,000	210,000
Reynolds Group, 5.75%, 10/15/20	55,000	57,200
Reynolds Group, 8.25%, 2/15/21	200,000	212,750
Signode Industrial Group, 6.375%, 5/01/22 (z)	95,000	95,950

		$1,211,353
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$300,000	$348,164
Ducommun, Inc., 9.75%, 7/15/18	170,000	189,975

		$538,139

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electrical Equipment - 0.2%
Arrow Electronics, Inc., 3%, 3/01/18	$105,000	$108,277
CommScope Holding Company, Inc., 5%, 6/15/21 (z)	50,000	50,250

		$158,527
Electronics - 1.1%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)	$110,000	$116,050
Advanced Micro Devices, Inc., 7.5%, 8/15/22	40,000	42,100
Micron Technology, Inc., 5.875%, 2/15/22 (n)	40,000	42,700
Nokia Corp., 5.375%, 5/15/19	35,000	37,538
Nokia Corp., 6.625%, 5/15/39	30,000	32,550
NXP B.V., 5.75%, 3/15/23 (n)	200,000	213,500
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	260,000	278,200
Tyco Electronics Group S.A., 3.5%, 2/03/22	126,000	129,262
Xilinx, Inc., 3%, 3/15/21	260,000	263,390

		$1,155,290
Emerging Market Quasi-Sovereign - 1.8%
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	$202,000	$213,110
Ecopetrol S.A., 5.875%, 5/28/45	9,000	9,270
Gaz Capital S.A., 4.95%, 2/06/28 (n)	239,000	216,893
Korea Gas Corp., 2.25%, 7/25/17 (n)	370,000	377,474
Petroleos Mexicanos, 5.5%, 1/21/21	178,000	198,915
Petroleos Mexicanos, 4.875%, 1/24/22	110,000	118,250
Petroleos Mexicanos, 4.875%, 1/18/24 (n)	15,000	15,975
Petroleos Mexicanos, 6.5%, 6/02/41	127,000	148,463
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	118,720	126,140
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	200,000	189,787
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	200,000	183,982

		$1,798,259
Emerging Market Sovereign - 0.5%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$27,000	$28,755
Republic of Hungary, 5.375%, 2/21/23	20,000	21,320
Republic of Philippines, 6.375%, 10/23/34	126,000	163,328
Republic of Romania, 4.375%, 8/22/23 (n)	14,000	14,403
Republic of Romania, 4.875%, 1/22/24 (n)	16,000	17,040
Republic of Slovakia, 4.375%, 5/21/22 (n)	200,000	214,350

		$459,196
Energy - Independent - 3.8%
Antero Resources Finance Corp., 6%, 12/01/20	$55,000	$58,781
Antero Resources Finance Corp., 5.375%, 11/01/21	75,000	78,094
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (z)	105,000	107,363
Baytex Energy Corp., 5.125%, 6/01/21 (z)	15,000	15,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Baytex Energy Corp., 5.625%, 6/01/24 (z)	$60,000	$60,375
Bill Barrett Corp., 7%, 10/15/22	120,000	126,600
BreitBurn Energy Partners LP, 8.625%, 10/15/20	45,000	49,163
BreitBurn Energy Partners LP, 7.875%, 4/15/22	55,000	59,125
Chaparral Energy, Inc., 7.625%, 11/15/22	165,000	175,725
Chesapeake Energy Corp., 5.75%, 3/15/23	35,000	39,025
Cimarex Energy Co., 5.875%, 5/01/22	35,000	38,763
Concho Resources, Inc., 6.5%, 1/15/22	145,000	160,588
Concho Resources, Inc., 5.5%, 4/01/23	115,000	123,050
Denbury Resources, Inc., 4.625%, 7/15/23	100,000	96,250
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	64,000	68,880
EP Energy LLC, 6.875%, 5/01/19	40,000	42,800
EP Energy LLC, 9.375%, 5/01/20	150,000	172,313
EP Energy LLC, 7.75%, 9/01/22	165,000	185,006
EPL Oil & Gas, Inc., 8.25%, 2/15/18	125,000	134,375
EQT Corp., 4.875%, 11/15/21	198,000	214,397
Halcon Resources Corp., 8.875%, 5/15/21	315,000	335,475
Harvest Operations Corp., 6.875%, 10/01/17	140,000	151,725
Hess Corp., 8.125%, 2/15/19	120,000	151,698
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	35,000	37,538
Laredo Petroleum, Inc., 9.5%, 2/15/19	25,000	27,500
Laredo Petroleum, Inc., 5.625%, 1/15/22	40,000	41,000
Laredo Petroleum, Inc., 7.375%, 5/01/22	30,000	33,225
LINN Energy LLC, 7.75%, 2/01/21	127,000	137,001
MEG Energy Corp., 6.5%, 3/15/21 (n)	55,000	58,231
MEG Energy Corp., 7%, 3/31/24 (n)	75,000	81,000
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	120,000	123,900
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)	150,000	163,125
Range Resources Corp., 5%, 8/15/22	145,000	152,250
Rice Energy, Inc., 6.25%, 5/01/22 (z)	75,000	75,656
SandRidge Energy, Inc., 8.125%, 10/15/22	160,000	173,600
SM Energy Co., 6.5%, 11/15/21	115,000	124,488

		$3,873,273
Energy - Integrated - 1.6%
BP Capital Markets PLC, 4.5%, 10/01/20	$106,000	$117,887
BP Capital Markets PLC, 4.742%, 3/11/21	240,000	269,696
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	214,000	210,041
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	290,000	277,675
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	142,000	157,265
Petro-Canada, 6.05%, 5/15/18	500,000	580,461

		$1,613,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Entertainment - 0.6%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$75,000	$82,688
Cedar Fair LP, 9.125%, 8/01/18	60,000	63,375
Cedar Fair LP, 5.25%, 3/15/21	115,000	117,875
Cedar Fair LP, 5.375%, 6/01/24 (n)	45,000	45,394
Cinemark USA, Inc., 5.125%, 12/15/22	80,000	81,100
Cinemark USA, Inc., 4.875%, 6/01/23	70,000	68,950
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	115,000	117,300

		$576,682
Financial Institutions - 3.8%
Aircastle Ltd., 4.625%, 12/15/18	$95,000	$97,613
Aviation Capital Group, 4.625%, 1/31/18 (n)	70,000	73,536
Aviation Capital Group, 6.75%, 4/06/21 (n)	90,000	100,543
CIT Group, Inc., 5.25%, 3/15/18	110,000	118,113
CIT Group, Inc., 6.625%, 4/01/18 (n)	232,000	259,260
CIT Group, Inc., 5.5%, 2/15/19 (n)	110,000	118,800
CIT Group, Inc., 3.875%, 2/19/19	610,000	616,863
CIT Group, Inc., 5%, 8/15/22	105,000	108,413
General Electric Capital Corp., 6%, 8/07/19	130,000	154,192
General Electric Capital Corp., 5.5%, 1/08/20	250,000	290,521
General Electric Capital Corp., 3.1%, 1/09/23	265,000	264,653
Icahn Enterprises LP, 6%, 8/01/20	105,000	112,875
Icahn Enterprises LP, 5.875%, 2/01/22	135,000	140,400
International Lease Finance Corp., 7.125%, 9/01/18 (n)	152,000	175,940
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	280,000	287,000
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	200,000	200,994
Nationstar Mortgage LLC/Capital Corp., 10.875%, 4/01/15	65,000	65,325
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	70,000	70,175
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	160,000	161,600
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21	35,000	33,294
SLM Corp., 4.875%, 6/17/19	27,000	27,675
SLM Corp., 8%, 3/25/20	225,000	259,875
SLM Corp., 7.25%, 1/25/22	85,000	93,925
SLM Corp., 6.125%, 3/25/24	55,000	55,275

		$3,886,860
Food & Beverages - 3.3%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22	$295,000	$263,435
B&G Foods, Inc., 4.625%, 6/01/21	45,000	44,775
BRF S.A., 3.95%, 5/22/23 (n)	307,000	290,115
Conagra Foods, Inc., 3.2%, 1/25/23	238,000	232,583
Constellation Brands, Inc., 3.75%, 5/01/21	10,000	9,938
Constellation Brands, Inc., 4.25%, 5/01/23	105,000	104,738
Darling Ingrediants, Inc., 5.375%, 1/15/22 (n)	110,000	114,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Kerry Group Financial Services, 3.2%, 4/09/23 (n)		$430,000	$408,973
Kraft Foods Group, Inc., 6.125%, 8/23/18		130,000	151,721
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19		85,000	95,042
Pernod Ricard S.A., 5.75%, 4/07/21 (n)		156,000	179,877
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)		414,000	432,195
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		150,000	159,375
Tyson Foods, Inc., 4.5%, 6/15/22		202,000	212,465
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)		141,000	143,853
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		424,000	441,744

			$3,285,229
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 5/18/15		$180,000	$184,803

Forest & Paper Products - 0.7%
Appvion, Inc., 9%, 6/01/20 (n)		$90,000	$89,775
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)		333,000	340,930
Smurfit Kappa Group PLC, 7.75%, 11/15/19 (n)	EUR	100,000	145,516
Tembec Industries, Inc., 11.25%, 12/15/18		$75,000	81,563

			$657,784
Gaming & Lodging - 1.7%
Caesars Entertainment Operating Co., Inc., 8.5%, 2/15/20		$50,000	$39,750
CCM Merger, Inc., 9.125%, 5/01/19 (n)		105,000	112,350
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		50,000	49,375
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		95,000	97,375
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)		110,000	116,325
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		55,000	58,575
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		20,000	20,300
MGM Resorts International, 11.375%, 3/01/18		60,000	77,550
MGM Resorts International, 6.625%, 12/15/21		100,000	111,250
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		70,000	76,475
PNK Finance Corp., 6.375%, 8/01/21 (n)		60,000	63,150
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		100,000	99,750
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19		135,000	147,994
Wyndham Worldwide Corp., 5.625%, 3/01/21		430,000	476,334
Wynn Las Vegas LLC, 7.75%, 8/15/20		140,000	153,650

			$1,700,203
Health Maintenance Organizations - 0.0%
Wellcare Health Plans, Inc., 5.75%, 11/15/20		$40,000	$42,600

Industrial - 1.1%
Dematic S.A., 7.75%, 12/15/20 (n)		$165,000	$176,138
Howard Hughes Corp., 6.875%, 10/01/21 (n)		120,000	129,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Industrial - continued
Johns Hopkins University, 5.25%, 7/01/19		$235,000	$269,147
Mueller Water Products, Inc., 8.75%, 9/01/20		63,000	69,930
Princeton University, 4.95%, 3/01/19		310,000	354,072
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		90,000	100,125

			$1,098,412
Insurance - 2.6%
American International Group, Inc., 5.85%, 1/16/18		$200,000	$228,860
American International Group, Inc., 3.375%, 8/15/20		250,000	260,620
MetLife, Inc., 1.756%, 12/15/17		82,000	83,010
Metropolitan Life Global Funding I, 5.125%, 6/10/14 (n)		180,000	180,145
Principal Financial Group, Inc., 8.875%, 5/15/19		250,000	324,305
Prudential Financial, Inc., 6.2%, 1/15/15		450,000	466,067
Unum Group, 7.125%, 9/30/16		445,000	507,535
Unum Group, 4%, 3/15/24		430,000	444,873
Voya Financial, Inc., 2.9%, 2/15/18		164,000	170,200

			$2,665,615
Insurance - Property & Casualty - 2.7%
Aon Corp., 3.5%, 9/30/15		$350,000	$362,977
AXIS Capital Holdings Ltd., 5.75%, 12/01/14		400,000	410,279
AXIS Specialty Finance LLC, 2.65%, 4/01/19		54,000	54,715
CNA Financial Corp., 5.875%, 8/15/20		390,000	457,600
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		299,000	328,560
PartnerRe Ltd., 5.5%, 6/01/20		257,000	293,398
QBE Capital Funding III Ltd., FRN, 7.25%, 5/24/41 (n)		310,000	333,638
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		500,000	533,750

			$2,774,917
International Market Quasi-Sovereign - 1.6%
EDF Energies Nouvelles S.A., 6.5%, 1/26/19 (n)		$450,000	$539,213
Eksportfinans A.S.A., 5.5%, 5/25/16		295,000	313,069
Eksportfinans A.S.A., 5.5%, 6/26/17		105,000	112,481
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		236,000	257,535
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		354,000	376,851

			$1,599,149
International Market Sovereign - 8.9%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	213,000	$227,261
Federal Republic of Germany, 4.25%, 7/04/18	EUR	233,000	369,468
Federal Republic of Germany, 6.25%, 1/04/30	EUR	151,000	324,994
Government of Canada, 4.5%, 6/01/15	CAD	203,000	193,718
Government of Canada, 4.25%, 6/01/18	CAD	164,000	168,303
Government of Canada, 3.25%, 6/01/21	CAD	92,000	92,647
Government of Canada, 5.75%, 6/01/33	CAD	37,000	49,730

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Japan, 1.1%, 6/20/20	JPY	58,000,000	$598,821
Government of Japan, 2.1%, 9/20/24	JPY	19,100,000	215,232
Government of Japan, 2.2%, 9/20/27	JPY	45,500,000	521,314
Government of Japan, 2.4%, 3/20/37	JPY	47,800,000	543,046
Government of Japan, 1.8%, 3/20/43	JPY	16,000,000	161,699
Government of New Zealand, 5%, 3/15/19	NZD	107,000	94,963
Kingdom of Belgium, 5.5%, 9/28/17	EUR	302,000	481,483
Kingdom of Belgium, 4.25%, 9/28/21	EUR	70,000	115,257
Kingdom of Denmark, 3%, 11/15/21	DKK	467,000	97,538
Kingdom of Spain, 5.4%, 1/31/23	EUR	36,000	59,356
Kingdom of Spain, 4.6%, 7/30/19	EUR	437,000	683,860
Kingdom of Sweden, 5%, 12/01/20	SEK	590,000	107,808
Kingdom of Sweden, 3.5%, 6/01/22	SEK	190,000	32,381
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	120,000	232,982
Republic of Austria, 4.65%, 1/15/18	EUR	188,000	296,071
Republic of Finland, 3.875%, 9/15/17	EUR	86,000	130,982
Republic of France, 6%, 10/25/25	EUR	88,000	169,473
Republic of France, 4.75%, 4/25/35	EUR	183,000	335,780
Republic of Iceland, 4.875%, 6/16/16 (n)		$166,000	174,052
Republic of Ireland, 4.5%, 4/18/20	EUR	86,000	136,310
Republic of Ireland, 5.4%, 3/13/25	EUR	20,000	33,743
Republic of Italy, 5.25%, 8/01/17	EUR	689,000	1,057,401
Republic of Italy, 3.75%, 3/01/21	EUR	458,000	682,197
Republic of Portugal, 4.45%, 6/15/18	EUR	65,000	96,040
Republic of Portugal, 4.8%, 6/15/20	EUR	33,000	49,750
United Kingdom Treasury, 8%, 6/07/21	GBP	68,000	157,325
United Kingdom Treasury, 4.25%, 3/07/36	GBP	135,000	259,956

			$8,950,941
Internet - 0.4%
Baidu, Inc., 3.25%, 8/06/18		$205,000	$211,238
Baidu, Inc., 3.5%, 11/28/22		200,000	193,604

			$404,842
Local Authorities - 0.4%
State of Illinois (Build America Bonds), 6.725%, 4/01/35		$345,000	$401,849

Machinery & Tools - 0.5%
CNH America LLC, 7.25%, 1/15/16		$50,000	$54,188
H&E Equipment Services Co., 7%, 9/01/22		120,000	132,000
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		140,000	143,500
RSC Equipment Rental, Inc., 8.25%, 2/01/21		115,000	128,800
United Rentals North America, Inc., 7.625%, 4/15/22		80,000	90,700

			$549,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - 9.0%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$400,000	$429,844
Bank of America Corp., 6.5%, 8/01/16	430,000	478,717
Bank of America Corp., 3.3%, 1/11/23	501,000	493,336
Bank of America Corp., 4.125%, 1/22/24	428,000	441,658
Bank of America Corp., FRN, 5.2%, 12/31/49	165,000	159,638
Barclays Bank PLC, 5.125%, 1/08/20	340,000	385,231
BNP Paribas, 2.7%, 8/20/18	400,000	409,987
Commonwealth Bank of Australia, 5%, 10/15/19 (n)	320,000	362,367
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	360,000	399,150
DBS Bank Ltd., 2.35%, 2/28/17 (n)	200,000	207,066
Goldman Sachs Group, Inc., 5.125%, 1/15/15	200,000	205,672
Goldman Sachs Group, Inc., 5.75%, 1/24/22	409,000	473,248
Goldman Sachs Group, Inc., FRN, 1.323%, 11/15/18	180,000	182,035
HSBC USA, Inc., 4.875%, 8/24/20	360,000	400,256
ING Bank N.V., 3.75%, 3/07/17 (n)	407,000	434,181
ING Bank N.V., 5.8%, 9/25/23 (n)	422,000	471,920
JPMorgan Chase & Co., 2%, 8/15/17	150,000	152,625
JPMorgan Chase & Co., 4.625%, 5/10/21	360,000	398,357
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	155,000	156,744
Merrill Lynch & Co., Inc., 6.4%, 8/28/17	40,000	45,879
Morgan Stanley, 7.3%, 5/13/19	110,000	134,415
Morgan Stanley, 5.625%, 9/23/19	180,000	207,213
Morgan Stanley, FRN, 1.477%, 2/25/16	270,000	273,739
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	150,000	174,000
Royal Bank of Scotland PLC, 2.55%, 9/18/15	94,000	96,009
Royal Bank of Scotland PLC, 6%, 12/19/23	509,000	546,151
Santander U.S. Debt S.A.U., 3.724%, 1/20/15 (n)	100,000	101,739
Standard Chartered PLC, 3.85%, 4/27/15 (n)	290,000	298,123
Wells Fargo & Co., 7.98% to 2018, FRN to 3/29/49	141,000	160,564
Westpac Banking Corp., 2%, 8/14/17	450,000	460,709

		$9,140,573
Medical & Health Technology & Services - 2.3%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)	$20,000	$20,300
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)	185,000	194,713
Davita, Inc., 6.375%, 11/01/18	160,000	168,000
Davita, Inc., 6.625%, 11/01/20	140,000	149,100
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	75,000	81,844
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	85,000	92,225
HCA, Inc., 7.25%, 9/15/20	55,000	59,194
HCA, Inc., 7.5%, 2/15/22	170,000	195,925
HCA, Inc., 5.875%, 3/15/22	125,000	136,094
HCA, Inc., 5%, 3/15/24	40,000	40,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
HealthSouth Corp., 8.125%, 2/15/20	$170,000	$183,175
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19	100,000	106,625
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)	135,000	141,413
McKesson Corp., 3.25%, 3/01/16	340,000	354,569
Tenet Healthcare Corp., 5%, 3/01/19 (z)	20,000	20,400
Tenet Healthcare Corp., 8%, 8/01/20	150,000	163,500
Tenet Healthcare Corp., 4.5%, 4/01/21	100,000	99,250
Universal Health Services, Inc., 7.625%, 8/15/20	105,000	110,513

		$2,317,440
Medical Equipment - 0.3%
Biomet, Inc., 6.5%, 8/01/20	$62,000	$67,270
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	52,000	57,858
Teleflex, Inc., 6.875%, 6/01/19	85,000	90,631
Teleflex, Inc., 5.25%, 6/15/24 (n)	70,000	70,963

		$286,722
Metals & Mining - 3.2%
ArcelorMittal S.A., 6.75%, 2/25/22	$30,000	$33,525
ArcelorMittal S.A., 7.25%, 3/01/41	75,000	78,750
Arch Coal, Inc., 8%, 1/15/19 (n)	55,000	54,038
Arch Coal, Inc., 7.25%, 10/01/20	75,000	54,375
Barrick Gold Corp., 4.1%, 5/01/23	416,000	405,457
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	109,000	119,776
Century Aluminum Co., 7.5%, 6/01/21 (n)	105,000	109,200
Commercial Metals Co., 4.875%, 5/15/23	80,000	77,100
Consol Energy, Inc., 8.25%, 4/01/20	150,000	163,125
Consol Energy, Inc., 6.375%, 3/01/21	40,000	42,400
Consol Energy, Inc., 5.875%, 4/15/22 (n)	20,000	20,750
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	200,000	207,000
FMG Resources, 6.875%, 4/01/22 (n)	30,000	31,650
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	95,000	103,313
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	150,000	152,106
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	250,000	250,292
Glencore Funding LLC, FRN, 1.387%, 5/27/16 (n)	470,000	472,980
GrafTech International Co., 6.375%, 11/15/20	90,000	92,025
Kinross Gold Corp., 5.95%, 3/15/24 (n)	295,000	302,807
Molycorp, Inc., 10%, 6/01/20	30,000	26,925
Peabody Energy Corp., 6%, 11/15/18	40,000	41,700
Peabody Energy Corp., 6.25%, 11/15/21	40,000	40,000
Steel Dynamics, Inc., 5.25%, 4/15/23	35,000	35,788
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (z)	35,000	37,275
Suncoke Energy, Inc., 7.625%, 8/01/19	85,000	90,474

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
TMS International Corp., 7.625%, 10/15/21 (n)	$80,000	$85,400
Walter Energy, Inc., 9.5%, 10/15/19 (n)	55,000	55,688
Walter Energy, Inc., 8.5%, 4/15/21	100,000	54,000

		$3,237,919
Miscellaneous Revenue - Other - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$390,000	$392,453

Mortgage-Backed - 0.8%
Fannie Mae, 6.5%, 11/01/36 (f)	$147,084	$168,175
Fannie Mae, 6%, 2/01/37 (f)	94,917	106,517
Freddie Mac, 4.224%, 3/25/20	275,759	304,580
Ginnie Mae, 9%, 5/15/16 - 12/15/16	12,317	12,949
Ginnie Mae, 6.357%, 4/20/58	181,265	190,904

		$783,125
Municipals - 0.0%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$45,000	$44,835

Natural Gas - Distribution - 0.7%
AmeriGas Finance LLC, 6.75%, 5/20/20	$130,000	$141,700
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	55,000	57,475
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)	105,000	109,463
GDF Suez, 1.625%, 10/10/17 (n)	380,000	383,563

		$692,201
Natural Gas - Pipeline - 4.1%
Access Midstream Partners Co., 5.875%, 4/15/21	$30,000	$31,988
Access Midstream Partners Co., 4.875%, 5/15/23	150,000	156,750
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	25,000	24,250
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	40,000	40,400
Colorado Interstate Gas Co., 6.8%, 11/15/15	32,000	34,738
Crestwood Midstream Partners LP, 6%, 12/15/20	80,000	83,400
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)	65,000	68,088
DCP Midstream LLC, 3.875%, 3/15/23	254,000	257,348
El Paso Corp., 7.75%, 1/15/32	250,000	272,500
Energy Transfer Equity LP, 7.5%, 10/15/20	125,000	144,375
Energy Transfer Partners LP, 6.5%, 2/01/42	348,000	412,081
EnLink Midstream Partners LP, 4.4%, 4/01/24	277,000	290,973
Enterprise Products Partners LP, 6.3%, 9/15/17	400,000	462,652
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	360,000	420,526
MarkWest Energy Partners LP, 5.5%, 2/15/23	30,000	31,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
MarkWest Energy Partners LP, 4.5%, 7/15/23	$126,000	$123,795
ONEOK Partners LP, 3.2%, 9/15/18	160,000	167,787
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	200,000	205,500
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (z)	100,000	102,750
Summit Mid Holdings LLC, 7.5%, 7/01/21	40,000	43,400
Sunoco Logistics Partners LP, 4.25%, 4/01/24	172,000	177,783
Williams Cos., Inc., 3.7%, 1/15/23	116,000	109,849
Williams Partners LP, 4.3%, 3/04/24	430,000	446,748

		$4,109,031
Network & Telecom - 1.6%
Centurylink, Inc., 6.45%, 6/15/21	$85,000	$92,438
Centurylink, Inc., 7.65%, 3/15/42	267,000	268,001
Citizens Communications Co., 9%, 8/15/31	110,000	116,875
Frontier Communications Corp., 8.125%, 10/01/18	50,000	58,313
Qwest Corp., 7.5%, 10/01/14	1,000	1,021
TW Telecom Holdings, Inc., 5.375%, 10/01/22	35,000	35,744
TW Telecom Holdings, Inc., 5.375%, 10/01/22	30,000	30,638
Verizon Communications, Inc., 8.75%, 11/01/18	286,000	366,682
Verizon Communications, Inc., 5.15%, 9/15/23	450,000	506,587
Windstream Corp., 7.75%, 10/15/20	85,000	92,225
Windstream Corp., 7.75%, 10/01/21	25,000	27,125

		$1,595,649
Oil Services - 1.1%
Bristow Group, Inc., 6.25%, 10/15/22	$135,000	$145,463
Edgen Murray Corp., 8.75%, 11/01/20 (n)	52,000	59,670
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	105,000	102,900
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	90,000	93,375
Transocean, Inc., 2.5%, 10/15/17	139,000	142,171
Transocean, Inc., 6%, 3/15/18	400,000	451,154
Unit Corp., 6.625%, 5/15/21	125,000	133,125

		$1,127,858
Other Banks & Diversified Financials - 6.1%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$135,000	$141,335
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)	28,000	27,720
Bancolombia S.A., 5.95%, 6/03/21	102,000	112,118
Bancolombia S.A., 5.125%, 9/11/22	10,000	10,088
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	10,000	10,575
Capital One Financial Corp., FRN, 1.376%, 7/15/14	370,000	370,452
Citigroup, Inc., 6.375%, 8/12/14	230,000	232,569
Citigroup, Inc., 6.01%, 1/15/15	200,000	206,708
Citigroup, Inc., 8.5%, 5/22/19	373,000	477,774
Danske Bank A.S., 3.75%, 4/01/15 (n)	510,000	523,194

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Groupe BPCE S.A., 5.7%, 10/22/23 (n)	$339,000	$366,563
Groupe BPCE S.A., 12.5% to 8/6/09, FRN to 8/29/49 (n)	243,000	331,695
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	200,000	202,876
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	248,000	261,412
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	205,000	239,399
Macquarie Bank Ltd., 5%, 2/22/17 (n)	167,000	182,885
Macquarie Group Ltd., 6%, 1/14/20 (n)	230,000	260,590
Rabobank Nederland N.V., 3.375%, 1/19/17	242,000	257,192
Rabobank Nederland N.V., 3.95%, 11/09/22	384,000	390,689
Santander Holdings USA, Inc., 4.625%, 4/19/16	50,000	53,370
Santander Holdings USA, Inc., 3.45%, 8/27/18	150,000	158,295
SunTrust Banks, Inc., 3.5%, 1/20/17	288,000	305,254
Swedbank AB, 2.125%, 9/29/17 (n)	269,000	274,267
Union Bank, 3%, 6/06/16	690,000	721,296

		$6,118,316
Personal Computers & Peripherals - 0.2%
Equifax, Inc., 3.3%, 12/15/22	$208,000	$204,543

Pharmaceuticals - 1.0%
Celgene Corp., 2.45%, 10/15/15	$130,000	$132,871
Celgene Corp., 3.95%, 10/15/20	300,000	318,405
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (z)	105,000	114,450
Hospira, Inc., 6.05%, 3/30/17	130,000	144,004
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)	50,000	53,625
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	170,000	181,050
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	55,000	59,538
Vantage Point Imaging, 7.5%, 7/15/21 (n)	50,000	55,500

		$1,059,443
Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 11/15/21	$320,000	$365,956

Precious Metals & Minerals - 0.2%
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	$90,000	$90,000
IAMGOLD Corp., 6.75%, 10/01/20 (n)	118,000	105,020

		$195,020
Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 6/15/18 (z)	$9,917	$10,636
Gannett Co., Inc., 6.375%, 10/15/23 (n)	95,000	101,413
Gannett Co., Inc., 5.125%, 7/15/20 (n)	45,000	46,575
Lamar Media Corp., 5%, 5/01/23	90,000	90,675

		$249,299

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 0.6%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$250,000	$308,641
CSX Corp., 4.1%, 3/15/44	285,000	270,283
Watco Cos. LLC, 6.375%, 4/01/23 (n)	15,000	15,300

		$594,224
Real Estate - 3.7%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20	$390,000	$411,044
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21	90,000	94,950
Boston Properties LP, REIT, 3.7%, 11/15/18	193,000	206,734
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	80,000	83,600
DDR Corp., REIT, 3.375%, 5/15/23	416,000	407,415
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	295,000	305,325
ERP Operating, REIT, 5.125%, 3/15/16	450,000	485,269
ERP Properties, REIT, 7.75%, 7/15/20	85,000	101,992
Felcor Lodging LP, REIT, 5.625%, 3/01/23	115,000	118,594
HCP, Inc., REIT, 5.375%, 2/01/21	283,000	323,565
Health Care REIT, Inc., 2.25%, 3/15/18	119,000	120,915
Kimco Realty Corp., REIT, 6.875%, 10/01/19	82,000	99,290
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	80,000	87,200
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	60,000	64,350
Simon Property Group, Inc., REIT, 6.1%, 5/01/16	500,000	544,546
WEA Finance LLC, 6.75%, 9/02/19 (n)	250,000	304,555

		$3,759,344
Retailers - 2.1%
Best Buy Co., Inc., 5.5%, 3/15/21	$125,000	$129,688
Bon Ton Stores, Inc., 8%, 6/15/21	80,000	76,400
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19	95,000	104,144
Dollar General Corp., 4.125%, 7/15/17	247,000	264,795
Gap, Inc., 5.95%, 4/12/21	379,000	437,459
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	85,000	88,188
Kohl’s Corp., 3.25%, 2/01/23	319,000	307,812
Limited Brands, Inc., 7%, 5/01/20	65,000	74,100
Limited Brands, Inc., 6.95%, 3/01/33	40,000	41,400
Macy’s, Inc., 7.875%, 7/15/15	330,000	356,075
Rite Aid Corp., 9.25%, 3/15/20	130,000	148,200
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	55,000	59,950

		$2,088,211
Specialty Chemicals - 0.1%
Chemtura Corp., 5.75%, 7/15/21	$140,000	$144,375

Specialty Stores - 0.2%
Group 1 Automotive, Inc., 5%, 6/01/22 (z)	$90,000	$90,450
Michaels Stores, Inc., 7.75%, 11/01/18	115,000	121,613

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Stores - continued
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	$20,000	$20,400

		$232,463
Supermarkets - 0.4%
Kroger Co., 3.85%, 8/01/23	$418,000	$429,847

Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 6/15/22	$420,000	$447,344

Telecommunications - Wireless - 2.6%
American Tower Corp., REIT, 4.625%, 4/01/15	$180,000	$185,909
American Tower Corp., REIT, 4.7%, 3/15/22	328,000	348,450
Crown Castle International Corp., 4.875%, 4/15/22	35,000	36,138
Crown Castle International Corp., 5.25%, 1/15/23	90,000	93,600
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	363,000	421,168
Rogers Communications, Inc., 6.8%, 8/15/18	200,000	239,015
Sprint Capital Corp., 6.875%, 11/15/28	100,000	102,500
Sprint Corp., 7.875%, 9/15/23 (n)	150,000	169,500
Sprint Corp., 7.125%, 6/15/24 (n)	85,000	91,588
Sprint Nextel Corp., 9%, 11/15/18 (n)	55,000	66,825
Sprint Nextel Corp., 6%, 11/15/22	110,000	113,575
T-Mobile USA, Inc., 6.125%, 1/15/22	15,000	15,900
T-Mobile USA, Inc., 6.5%, 1/15/24	45,000	47,813
T-Mobile USA, Inc., 6.464%, 4/28/19	50,000	52,938
T-Mobile USA, Inc., 6.25%, 4/01/21	185,000	196,563
T-Mobile USA, Inc., 6.633%, 4/28/21	20,000	21,550
Wind Acquisition Finance S.A., 7.25%, 2/15/18 (n)	200,000	211,000
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (z)	200,000	207,000

		$2,621,032
Telephone Services - 0.2%
B Communications Ltd., 7.375%, 2/15/21 (n)	$6,000	$6,390
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	40,000	42,900
Level 3 Financing, Inc., 9.375%, 4/01/19	65,000	71,419
Level 3 Financing, Inc., 8.625%, 7/15/20	40,000	44,900

		$165,609
Tobacco - 1.5%
Altria Group, Inc., 9.25%, 8/06/19	$91,000	$121,737
Altria Group, Inc., 4%, 1/31/24	159,000	164,170
Lorillard Tobacco Co., 8.125%, 6/23/19	194,000	242,902
Lorillard Tobacco Co., 6.875%, 5/01/20	170,000	204,833
Reynolds American, Inc., 6.75%, 6/15/17	300,000	346,803

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - continued
Reynolds American, Inc., 4.75%, 11/01/42	$403,000	$389,392

		$1,469,837
Transportation - Services - 1.0%
Avis Budget Car Rental LLC, 8.25%, 1/15/19	$37,000	$39,527
Avis Budget Car Rental LLC, 9.75%, 3/15/20	35,000	39,725
Ceva Group PLC, 7%, 3/01/21 (z)	75,000	76,313
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	340,000	391,895
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	105,000	109,988
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	115,000	117,156
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	10,000	10,288
Stena AB, 7%, 2/01/24 (n)	200,000	210,500
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	53,000	57,240

		$1,052,632
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$20,000	$20,818

Utilities - Electric Power - 4.2%
AES Corp., 7.375%, 7/01/21	$100,000	$115,000
AES Corp., 5.5%, 3/15/24	20,000	20,500
Calpine Corp., 7.875%, 7/31/20 (n)	180,000	196,200
Calpine Corp., 6%, 1/15/22 (n)	15,000	16,088
CMS Energy Corp., 4.25%, 9/30/15	250,000	261,360
CMS Energy Corp., 5.05%, 3/15/22	196,000	223,292
Covanta Holding Corp., 7.25%, 12/01/20	125,000	136,719
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	14,000	14,280
Enel Finance International S.A., 6.25%, 9/15/17 (n)	260,000	296,977
Energy Future Holdings Corp., 10%, 12/01/20	83,000	88,084
Energy Future Holdings Corp., 10.25%, 12/01/20 (n)	50,000	53,125
Exelon Generation Co. LLC, 5.2%, 10/01/19	150,000	169,373
Exelon Generation Co. LLC, 4.25%, 6/15/22	96,000	100,268
Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (n)	440,000	443,664
NRG Energy, Inc., 8.25%, 9/01/20	235,000	259,675
NRG Energy, Inc., 6.25%, 7/15/22 (n)	45,000	47,700
NRG Energy, Inc., 6.625%, 3/15/23	110,000	117,425
Oncor Electric Delivery Co., 4.1%, 6/01/22	302,000	325,957
PPL Capital Funding, Inc., 3.95%, 3/15/24	430,000	448,528
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	430,000	451,852
Progress Energy, Inc., 3.15%, 4/01/22	452,000	457,089

		$4,243,156
Total Bonds (Identified Cost, $104,486,438)		$110,146,148

Portfolio of Investments (unaudited) – continued

Floating Rate Loans (g)(r) - 1.1%
Issuer	Shares/Par	Value ($)

Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$50,683	$50,414

Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 3.5%, 2/04/21	$100,996	$99,797
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	49,495	49,444

		$149,241
Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20 (o)	$73,154	$73,063

Electronics - 0.1%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$76,191	$76,413

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$48,950	$49,072

Entertainment - 0.0%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$42,670	$42,830

Food & Beverages - 0.0%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/07/20	$28,593	$28,728

Gaming & Lodging - 0.0%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$39,742	$39,582

Medical & Health Technology & Services - 0.0%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/16/21	$19,106	$19,207

Metals & Mining - 0.1%
FMG Resources Ltd., Term Loan B, 3.75%, 6/30/19	$54,029	$53,944

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 1/31/21 (o)	$70,933	$70,490

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$32,164	$32,486
Toys “R” Us Property Co. I LLC, Term Loan B, 6%, 8/21/19	67,266	64,239

		$96,725
Specialty Stores - 0.0%
Men’s Warehouse, Inc., Term Loan B, 3/11/21 (o)	$30,600	$30,630

Supermarkets - 0.0%
Stater Bros. Markets, Term Loan B, 5/09/21 (o)	$14,087	$14,113

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Transportation - Services - 0.2%
Commercial Barge Line Co., Term Loan, 7.5%, 9/22/19	$160,915	$161,518

Utilities - Electric Power - 0.1%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$104,037	$102,000
Total Floating Rate Loans (Identified Cost, $1,060,240)		$1,057,970

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z)	50	$50,425
GMAC Capital Trust I, 8.125%	3,075	83,394
Total Preferred Stocks (Identified Cost, $125,004)		$133,819

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 4/15/14 (a)(d) (Identified Cost, $74,181)	$75,000	$76,500

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	2,303	$12,667

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	2,541	$14,280
Total Common Stocks (Identified Cost, $61,311)		$26,947

Mutual Funds - 4.4%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)	4,436,025	$4,436,025
Total Investments (Identified Cost, $110,243,199)		$115,877,409

Other Assets, Less Liabilities - (14.7)%		(14,860,146)
Net Assets - 100.0%		$101,017,263

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,539,628, representing 32.2% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$4,144	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$46,875	$50,425
American Media, Inc., 13.5%, 6/15/18	12/22/10	10,021	10,636
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22	4/16/14-5/13/14	106,503	107,363
Baytex Energy Corp., 5.125%, 6/01/21	5/29/14	15,000	15,188
Baytex Energy Corp., 5.625%, 6/01/24	5/29/14-5/30/14	60,400	60,375
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	1/15/14	20,000	20,300
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	1/15/14-4/24/14	190,640	194,713
Ceva Group PLC, 7%, 3/01/21	3/14/14	76,099	76,313
CommScope Holding Company, Inc., 5%, 6/15/21	5/15/14-5/16/14	50,025	50,250
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22	5/06/14-5/21/14	114,832	114,450
Garda World Security Corp., 7.25%, 11/15/21	5/21/14-5/22/14	31,798	31,538
Garda World Security Corp., 7.25%, 11/15/21	4/24/14	84,160	84,100
Group 1 Automotive, Inc., 5%, 6/01/22	5/16/14-5/20/14	90,500	90,450
Rice Energy, Inc., 6.25%, 5/01/22	4/16/14-5/14/14	75,922	75,656
SIRIUS XM Radio, Inc., 6%, 7/15/24	5/01/14-5/13/14	65,916	66,788
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	5/13/14	100,000	102,750
Signode Industrial Group, 6.375%, 5/01/22	4/07/14-4/25/14	95,818	95,950
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20	4/29/14	36,820	37,275
Tenet Healthcare Corp., 5%, 3/01/19	3/05/14	20,000	20,400
TransDigm, Inc., 6%, 7/15/22	5/20/14	10,000	10,075
TransDigm, Inc., 6.5%, 7/15/24	5/20/14-5/21/14	50,263	50,750
Wind Acquisition Finance S.A., 7.375%, 4/23/21	4/08/14	200,000	207,000
Total Restricted Securities			$1,572,745
% of Net assets			1.6%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 5/31/14

Forward Foreign Currency Exchange Contracts at 5/31/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	DKK	Barclays Bank PLC	259,264	7/11/14	$47,944	$47,365	$579
SELL	DKK	UBS AG	259,264	7/11/14	47,949	47,366	583
SELL	EUR	Credit Suisse Group	671,340	7/11/14	926,708	915,091	11,617
BUY	JPY	Deutsche Bank AG	48,280,922	7/11/14	473,903	474,386	483
BUY	JPY	Goldman Sachs International	48,280,923	7/11/14	473,951	474,386	435
SELL	NZD	Goldman Sachs International	52,550	7/11/14	45,355	44,480	875
SELL	SEK	Goldman Sachs International	945,598	7/11/14	144,706	141,208	3,498

							$18,070

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Westpac Banking Corp.	242,341	7/11/14	$223,063	$224,943	$(1,880)
SELL	CAD	Merrill Lynch International	557,161	7/11/14	505,802	513,361	(7,559)
BUY	EUR	Deutsche Bank AG	3,656	7/11/14	5,090	4,984	(106)
BUY	EUR	Goldman Sachs International	66,709	7/11/14	92,663	90,930	(1,733)
SELL	GBP	Credit Suisse Group	131,336	7/11/14	219,689	220,081	(392)
SELL	GBP	Merrill Lynch International	131,336	7/11/14	219,706	220,081	(375)
SELL	NZD	Barclays Bank PLC	45,472	7/11/14	38,487	38,489	(2)
SELL	NZD	Goldman Sachs International	14,805	7/11/14	12,522	12,531	(9)

							$(12,056)

Futures Contracts at 5/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	4	$549,875	September - 2014	$1,111
U.S. Treasury Note 10 yr (Short)	USD	116	14,559,813	September - 2014	21,284

					$22,395

At May 31, 2014, the fund had liquid securities with an aggregate value of $184,645 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $105,807,174)	$111,441,384
Underlying affiliated funds, at cost and value	4,436,025
Total investments, at value (identified cost, $110,243,199)	$115,877,409
Cash	8,051
Receivables for
Forward foreign currency exchange contracts	18,070
Daily variation margin on open futures contracts	13,563
Investments sold	86,638
Interest	1,380,594
Other assets	14,450
Total assets	$117,398,775
Liabilities
Notes payable	$15,100,000
Payables for
Distributions	18,243
Forward foreign currency exchange contracts	12,056
Investments purchased	1,166,497
Payable to affiliates
Investment adviser	6,418
Transfer agent and dividend disbursing costs	527
Payable for independent Trustees’ compensation	73
Accrued interest expense	20,173
Accrued expenses and other liabilities	57,525
Total liabilities	$16,381,512
Net assets	$101,017,263
Net assets consist of
Paid-in capital	$100,439,968
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	5,662,245
Accumulated net realized gain (loss) on investments and foreign currency	(4,986,472)
Accumulated distributions in excess of net investment income	(98,478)
Net assets	$101,017,263
Shares of beneficial interest outstanding	10,717,991
Net asset value per share (net assets of $101,017,263 / 10,717,991 shares of beneficial interest outstanding)	$9.43

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,679,488
Dividends	4,873
Dividends from underlying affiliated funds	1,103
Total investment income	$2,685,464
Expenses
Management fee	$373,543
Transfer agent and dividend disbursing costs	7,851
Administrative services fee	11,596
Independent Trustees’ compensation	6,922
Stock exchange fee	11,845
Custodian fee	10,417
Interest expense	63,358
Shareholder communications	17,966
Audit and tax fees	35,222
Legal fees	7,092
Miscellaneous	13,743
Total expenses	$559,555
Fees paid indirectly	(22)
Reduction of expenses by investment adviser	(89)
Net expenses	$559,444
Net investment income	$2,126,020
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$690,531
Futures contracts	(303,883)
Foreign currency	(55,938)
Net realized gain (loss) on investments and foreign currency	$330,710
Change in unrealized appreciation (depreciation)
Investments	$1,660,372
Futures contracts	(20,988)
Translation of assets and liabilities in foreign currencies	50,013
Net unrealized gain (loss) on investments and foreign currency translation	$1,689,397
Net realized and unrealized gain (loss) on investments and foreign currency	$2,020,107
Change in net assets from operations	$4,146,127

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/14 (unaudited)	Year ended 11/30/13
From operations
Net investment income	$2,126,020	$4,355,638
Net realized gain (loss) on investments and foreign currency	330,710	1,308,730
Net unrealized gain (loss) on investments and foreign currency translation	1,689,397	(3,937,670)
Change in net assets from operations	$4,146,127	$1,726,698
Distributions declared to shareholders
From net investment income	$(2,251,461)	$(5,338,747)
Change in net assets from fund share transactions	$(53,977)	$(953,774)
Total change in net assets	$1,840,689	$(4,565,823)
Net assets
At beginning of period	99,176,574	103,742,397
At end of period (including accumulated distributions in excess of net investment income of $98,478 and undistributed net investment income of $26,963, respectively)	$101,017,263	$99,176,574

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/14 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$4,146,127
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(19,617,808)
Proceeds from disposition of investment securities	23,175,781
Payments for futures contracts	(303,883)
Purchases of short-term investments, net	(3,086,989)
Realized gain/loss on investments	(690,531)
Realized gain/loss on futures contracts	303,883
Unrealized appreciation/depreciation on investments	(1,660,372)
Unrealized appreciation/depreciation on foreign currency contracts	(51,736)
Net amortization/accretion of income	198,705
Decrease in interest and dividends receivable	29,700
Decrease in accrued expenses and other liabilities	(19,935)
Increase in receivable for daily variation margin on open futures contracts	(875)
Increase in other assets	(12,553)
Increase in interest payable	8,847
Net cash provided by operating activities	$2,418,361
Cash flows from financing activities:
Distributions paid in cash	(2,250,869)
Repurchase of shares of beneficial interest	(200,421)
Net cash used by financing activities	$(2,451,290)
Net decrease in cash	$(32,929)
Cash:
Beginning of period	$40,980
End of period	$8,051

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2014 for interest was $54,511.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/14 (unaudited)		Years ended 11/30
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$9.25		$9.57	$8.94	$9.17	$8.86	$7.62
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.43	$0.43	$0.47	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		(0.24)	0.69	(0.19)	0.33	1.50
Total from investment operations	$0.39		$0.16	$1.12	$0.24	$0.80	$1.99
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.49)	$(0.49)	$(0.48)	$(0.49)	$(0.63)
From tax return of capital	—		—	—	—	—	(0.12)
Total distributions declared to shareholders	$(0.21)		$(0.49)	$(0.49)	$(0.48)	$(0.49)	$(0.75)
Net increase from repurchase of capital shares	$0.00	(w)	$0.01	$—	$0.01	$—	$0.00 (w)
Net asset value, end of period (x)	$9.43		$9.25	$9.57	$8.94	$9.17	$8.86
Market value, end of period	$8.50		$8.09	$8.86	$8.10	$8.38	$7.98
Total return at market value (%)	7.74	(n)	(3.23)	15.75	2.45	11.47	48.70
Total return at net asset value (%) (j)(r)(s)(x)	4.54	(n)	2.44	13.28	3.33	9.86	28.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.13	1.18	1.07	1.11	1.18
Expenses after expense reductions (f)	1.12	(a)	1.13	1.18	1.07	1.10	1.18
Net investment income	4.27	(a)	4.31	4.64	4.67	5.23	6.05
Portfolio turnover	15	(n)	39	43	38	50	63
Net assets at end of period (000 omitted)	$101,017		$99,177	$103,742	$96,941	$99,965	$96,625

Financial Highlights – continued

	Six months ended 5/31/14 (unaudited)		Years ended 11/30
			2013	2012	2011	2010	2009

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	1.00	(a)	0.98	1.03	0.98	1.00	1.09
Senior Securities:
Total notes payable outstanding (000 omitted)	$15,100		$15,100	$15,100	$9,100	$8,000	$8,000
Asset coverage per $1,000 of indebtedness (k)	$7,690		$7,568	$7,870	$11,653	$13,496	$13,078

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS InterMarket Income Trust I (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific

Notes to Financial Statements (unaudited) – continued

master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services

Notes to Financial Statements (unaudited) – continued

or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$96,061	$50,425	$14,280	$160,766
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	20,818	—	20,818
Non-U.S. Sovereign Debt	—	13,254,889	—	13,254,889
Municipal Bonds	—	437,288	—	437,288
U.S. Corporate Bonds	—	68,395,363	—	68,395,363
Residential Mortgage-Backed Securities	—	978,267	—	978,267
Commercial Mortgage-Backed Securities	—	1,564,078	—	1,564,078
Asset-Backed Securities (including CDOs)	—	541,175	—	541,175
Foreign Bonds	—	25,030,770	—	25,030,770
Floating Rate Loans	—	1,057,970	—	1,057,970
Mutual Funds	4,436,025	—	—	4,436,025
Total Investments	$4,532,086	$111,331,043	$14,280	$115,877,409

Other Financial Instruments
Futures Contracts	$22,395	$—	$—	$22,395
Forward Foreign Currency Exchange Contracts	—	6,014	—	6,014

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/13	$12,425
Change in unrealized appreciation (depreciation)	1,855
Balance as of 5/31/14	$14,280

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2014 is $1,855.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$22,395	$—
Foreign Exchange	Forward Foreign Currency Exchange	18,070	(12,056)
Total		$40,465	$(12,056)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(303,883)	$—
Foreign Exchange	—	(57,312)
Total	$(303,883)	$(57,312)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(20,988)	$—
Foreign Exchange	—	51,735
Total	$(20,988)	$51,735

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to

Notes to Financial Statements (unaudited) – continued

cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty

Notes to Financial Statements (unaudited) – continued

providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the

Notes to Financial Statements (unaudited) – continued

fund. This amount, for the six months ended May 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/13
Ordinary income (including any short-term capital gains) (a)	$5,338,747

(a)	Included in the fund’s distributions from ordinary income for the year ended November 30, 2013 is $61,882 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/14
Cost of investments	$110,915,228
Gross appreciation	5,816,028
Gross depreciation	(853,847)
Net unrealized appreciation (depreciation)	$4,962,181

As of 11/30/13
Capital loss carryforwards	(4,590,386)
Post-October capital loss deferral	(6,651)
Other temporary differences	(17,410)
Net unrealized appreciation (depreciation)	3,297,076

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

11/30/16	$(839,737)
11/30/17	(3,750,649)
Total	$(4,590,386)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2014, these fees paid to MFSC amounted to $1,724.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2014 was equivalent to an annual effective rate of 0.0233% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $298 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $89, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2014, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$119,777
Investments (non-U.S. Government securities)	$16,763,955	$19,774,320

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased and retired 6,493 shares of beneficial interest during the six months ended May 31, 2014 at an average price per share of $8.31 and a weighted average discount of 10.66% per share. During the year ended November 30, 2013, the fund repurchased 118,016 shares of beneficial interest of which 68,101 were retired in August 2013 and 49,915 were retired on December 13, 2013. The 118,016 shares

Notes to Financial Statements (unaudited) – continued

were repurchased at an average price per share of $8.08 and a weighted average discount of 11.64% per share. Transactions in fund shares were as follows:

	Six months ended 5/31/14		Year ended 11/30/13
	Shares	Amount	Shares	Amount
Capital shares reacquired	(6,493)	$(53,977)	(118,016)	$(953,774)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $20,000,000. This credit agreement matured on February 7, 2014. The Trustees approved the renewal of the revolving secured line of credit up to the amount of $20,000,000 on substantially similar terms for an additional 364 day period which matures on February 6, 2015. At May 31, 2014, the fund had outstanding borrowings under this agreement in the amount of $15,100,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense in the amount of $63,358 during the period in connection with this loan agreement. The fund paid a commitment fee of $2,446 based on the average daily unused portion of the revolving secured line of credit which is included in “Miscellaneous” expense in the Statement of Operations. For the six months ended May 31, 2014, the average loan balance was $15,100,000 at a weighted average annual interest rate of 0.84%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,349,036	13,406,872	(10,319,883)	4,436,025

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,103	$4,436,025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS InterMarket Income Trust I:

We have reviewed the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS InterMarket Income Trust I (the Fund) as of May 31, 2014, and the related statements of operations, changes in net assets, cash flows, and the financial highlights for the six-month period ended May 31, 2014. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2013, and the financial highlights for each of the five years in the period ended November 30, 2013, and in our report dated January 15, 2014, we expressed an unqualified opinion on such statement of changes in net assets and the financial highlights.

Boston, Massachusetts

July 16, 2014

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CMK

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS InterMarket Income Trust I

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/13-12/31/13	0	N/A	0	966,234
1/01/14-1/31/14	0	N/A	0	966,234
2/01/14-2/28/14	6,493	8.31	6,493	959,741
3/01/14-3/31/14	0	N/A	0	1,071,799
4/01/14-4/30/14	0	N/A	0	1,071,799
5/01/14-5/31/14	0	N/A	0	1,071,799

Total	6,493	8.31	6,493

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2014 plan year is 1,071,799.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2014

*	Print name and title of each signing officer under his or her signature.